FINANCIAL INSTRUMENTS- Schedule of financial assets measured at fair value level on recurring basis (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financial Assets
Financial Assets	$ 2,355,066	$ 1,675,658
Cash and cash equivalent
Financial Assets
Financial Assets	38,565,329	16,839,959
Equity investments
Financial Assets
Financial Assets		54,020
Level 1 | Cash and cash equivalent
Financial Assets
Financial Assets	$ 38,565,329	16,839,959
Level 1 | Equity investments
Financial Assets
Financial Assets		$ 54,020